Provisions (Tables)	12 Months Ended
Mar. 31, 2021
Provisions
Schedule of Provisions

	Asset
	retirement	Legal and
	obligations	regulatory	Restructuring	Other	Total
	€m	€m	€m	€m	€m
31 March 2019	757	507	434	619	2,317
Exchange movements	(16)	(2)	(2)	5	(15)
Acquisition of subsidiaries	56	18	33	71	178
Disposal of subsidiaries	(69)	—	(4)	(2)	(75)
Amounts capitalised in the year	270	—	—	—	270
Amounts charged to the income statement	—	122	549	163	834
Utilised in the year − payments	(34)	(98)	(452)	(127)	(711)
Amounts released to the income statement	(9)	(45)	(13)	(199)	(266)
31 March 2020[1]	955	502	545	530	2,532
Exchange movements	6	(11)	4	7	6
Acquisition of subsidiaries	6	—	—	—	6
Amounts capitalised in the year	294	—	—	—	294
Amounts charged to the income statement	—	138	153	167	458
Utilised in the year − payments	(32)	(54)	(243)	(175)	(504)
Amounts released to the income statement	(7)	(47)	(33)	(66)	(153)
31 March 2021	1,222	528	426	463	2,639

Note:

1

The comparative balances as at 31 March 2020 have been re-presented to reflect that Vodafone Egypt is no longer held for sale. See Note 7 “Discontinued operations and assets and liabilities held for sale”. The impact of the re-presentation is to increase non-current provisions by €5 million and current provisions by €29 million, respectively, compared to amounts previously reported.

Schedule of Provisions analysed between current and non-current

31 March 2021

	Asset
	retirement	Legal and
	obligations	regulatory	Restructuring	Other	Total
	€m	€m	€m	€m	€m
Current liabilities	43	273	353	223	892
Non-current liabilities	1,179	255	73	240	1,747
	1,222	528	426	463	2,639

31 March 2020

	Asset
	retirement	Legal and
	obligations	regulatory	Restructuring	Other	Total
	€m	€m	€m	€m	€m
Current liabilities	23	319	415	296	1,053
Non-current liabilities	932	183	130	234	1,479
	955	502	545	530	2,532